Disposal group held for sale and disposal of subsidiaries (Tables)	12 Months Ended
Mar. 31, 2024
Renew Solar Urja Private Limited
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Details of assets and liabilities at the date of disposal

Assets and liabilities of the entity sold at the date of disposal

Particulars		Amount
Assets
Property, plant and equipment		12,183
Bank balances other than cash and cash equivalents		999
Right of use assets		268
Cash and cash equivalents		1,229
Trade receivables		118
Other assets		1,226
Total assets	(a)	16,023

Liabilities
Interest-bearing loans and borrowings		13,235
Lease liabilities		199
Provisions		113
Trade payables		32
Other liabilities		499
Total liabilities	(b)	14,078

Net assets sold	(c) = (a) - (b)	1,945
Sales consideration	(d)	5,283
Gain on sale	(d) - (c)	3,338

Consideration satisfied by:
Cash and cash equivalents		5,283

Schedule of results of disposal of subsidiary included in consolidated statement of profit or loss

The results of the subsidiary sold included in the consolidated statement of profit or loss were as follows:

	For the year ended March 31,
	2024	2023

Income	1,816	2,255
Expenses	(1,577)	(1,698)
Profit before tax	239	557
Income tax expense	(74)	(357)
Profit after tax	165	200

Schedule of impact on consolidated statement of cash flows on disposal of subsidiary

Impact on consolidated statement of cash flows

During the year ended March 31, 2024, the aforesaid subsidiary contributed INR 1,468 (March 31, 2023: INR 1,956) to the Group's net operating cash flows, INR 491 (March 31, 2023: used cashflows of INR 1,695) towards investing activities and used cashflows INR 891 (March 31, 2023: INR 271) towards financing activities.

Net cash inflow arising on disposal
Consideration received in cash and cash equivalents	5,283
Less: cash and cash equivalents disposed	(1,229)
4,054

Vivasvat Solar Energy Private Limited, Izra Solar Energy Private Limited, Abha Sunlight Private Limited, Nokor Bhoomi Private Limited and Nokor Solar Energy Private Limited
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Schedule of portfolio companies transferred under arrangement	Date of loss of control for following entities are as follows:

Name of subsidiary	Date of loss of control
Vivasvat Solar Energy Private Limited	August 11, 2023
Izra Solar Energy Private Limited	September 21, 2023
Abha Sunlight Private Limited	September 27, 2023
Nokor Bhoomi Private Limited	September 27, 2023
Nokor Solar Energy Private Limited	October 12, 2023

Details of assets and liabilities at the date of disposal

Assets and liabilities of entities sold at the date of disposal

Particulars		Amount
Assets
Property, plant and equipment		4,565
Bank balances other than cash and cash equivalents		192
Right of use assets		151
Cash and cash equivalents		114
Trade receivables		143
Other assets		63
Total assets	(a)	5,228

Liabilities
Interest-bearing loans and borrowings		3,521
Lease liabilities		133
Provisions		37
Trade payables		24
Other liabilities		33
Total liabilities	(b)	3,748

Net assets sold	(c) = (a) - (b)	1,480
Sales consideration	(d)	1,801
Gain on sale	(d) - (c)	321

Consideration satisfied by:
Cash and cash equivalents		1,801

Schedule of results of disposal of subsidiary included in consolidated statement of profit or loss

The results of subsidiaries sold included in the consolidated statement of profit or loss were as follows:

	For the year ended March 31,
	2024	2023

Income	380	722
Expenses	(1,061)	(543)
Profit before tax	(682)	179
Income tax expense	174	(30)
Profit after tax	(508)	149

Schedule of impact on consolidated statement of cash flows on disposal of subsidiary

Impact on consolidated statement of cash flows

During the year ended March 31, 2024, the subsidiaries sold used INR 564 (March 31, 2023: generated INR 720) to the Group's net operating cash flows, contributed INR 1,909 (March 31, 2023: used cashflows of INR 370) in respect of investing activities and used INR 1,281 (March 31, 2023: used cashflows of INR 537) in respect of financing activities.

Net cash inflow arising on disposal
Consideration received in cash and cash equivalents	1,801
Less: cash and cash equivalents disposed	(114)
1,687

Solar Energy and its Subsidiaries and Shekhawati Solar Park Private Limited
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Schedule of portfolio companies transferred under arrangement	Following wholly owned subsidiaries under ReNew Solar were proposed to be sold:

(i) Renew Distributed Solar Services Private Limited	(xi) Renew Sun Ability Private Limited
(ii) Renew Distributed Solar Energy Private Limited	(xii) ReNew Mega Light Private Limited
(iii) Renew Distributed Solar Power Private Limited	(xiii) Renew Sun Flash Private Limited
(iv) Renew Surya Prakash Private Limited	(xiv) Renew Mega Urja Private Limited
(v) Renew Saur Vidyut Private Limited	(xv) Renew Mega Spark Private Limited
(vi) ReNew Energy Services Private Limited	(xvi) Renew Green Energy Private Limited
(vii) ReNew Solar Sun Flame Private Limited	(xvii) Renew Green Power Private Limited
(viii) Renew Solar Daylight Energy Private Limited	(xviii) Renew Green Solutions Private Limited
(ix) Zorya Distributed Power Services Private Limited	(xix) Renew Mega Green Private Limited
(x) Renew Clean Tech Private Limited	(xx) Renew Surya Mitra Private Limited

Details of assets and liabilities at the date of disposal
(c)
(i) Details of assets and liabilities at the date of disposal

Particulars		Solar Energy and its subsidiaries	Shekhawati Solar Park Private Limited
		(INR)	(INR)
Date of loss of control		January 18, 2022	March 29, 2022

Assets
Property, plant and equipment		5,335	1
Intangible assets		7	—
Trade receivables		310	—
Bank balances other than cash and cash equivalents		640	3
Cash and cash equivalents		664	11
Deferred tax assets (net)		30	—
Other non-current assets		1	5
Other current financial assets		244	0
Other current assets		262	—
Non-current tax assets (net)		80	—
Other assets		6	0
Total assets	(a)	7,579	20

Particulars		Solar Energy and its subsidiaries	Shekhawati Solar Park Private Limited
		(INR)	(INR)
Liabilities
Interest-bearing loans and borrowings		1,238	—
Deferred government grant - non-current		476	—
Deferred government grant - current		25	—
Others current financial liabilities		55	—
Deferred tax liabilities (net)		37	—
Trade payables		66	4
Other non-current liabilities		13	—
Current tax liabilities (net)		15	—
Total liabilities	(b)	1,925	4

Non controlling interest	(c)	15	—

Net assets sold	(d) = (a) - (b) - (c)	5,639	16

(ii) Disposal group held for sale		Two solar rooftop projects	Shekhawati Solar Park Private Limited
Assets
Property, plant and equipment (excluding impairment loss of INR 88)	(e)	181	—
Total assets	(f) = (d) + (e)	5,820	16

Total liabilities	(g)	—	—
Net assets	(h) = (f) - (g)	5,820	16

Total consideration	(i)	6,047	3
Total gain / (loss)	(i) - (h)	227	(13)

Consideration satisfied by:
Cash and cash equivalents		5,437	3
Deferred consideration receivable		610	—
		6,047	3

Schedule of results of disposal of subsidiary included in consolidated statement of profit or loss
(d)
The results of ReNew Solar Energy Private Limited and its subsidiaries and Shekhawati Solar Park Private Limited included in statement of profit or loss were as follows:

	For the year ended March 31,
	2021	2022
	(INR)	(INR)
Income	698	709
Expenses	(516)	(487)
Profit before tax	182	222
Income tax (expense) / income	8	(19)
Profit for the year	190	203

Schedule of impact on consolidated statement of cash flows on disposal of subsidiary
(e)
Impact on cash flow statement

During the year ended March 31, 2022, Solar Energy and its subsidiaries and Shekhawati Solar Park Private Limited contributed INR 564 to the Group’s operating cash flows, used INR 55 in respect of investing activities and contributed INR 33 in respect of financing activities.

Net cash inflow arising on disposal:
Consideration received in cash and cash equivalents	5,440
Less: cash and cash equivalents disposed	(675)
4,765